Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transactions under the Company's stock option plans

	Shares	Weighted average exercise price	Weighted average remaining contractual life in years	Aggregate intrinsic value
Outstanding at December 31, 2011	643,206	$6.80	5.3	$517,867
Options granted	25,000	6.00
Options exercised	(117,240)	4.99
Options forfeited	(12,499)	6.06
Options expired	(22,135)	9.73
Outstanding at December 31, 2012	516,332	$7.06	5.4	$327,725
Options granted	37,500	6.58
Options exercised	(11,667)	6.62
Options forfeited	(8,333)	6.56
Options expired	(84,857)	8.84
Outstanding at December 31, 2013	448,975	$6.70	5.6	$739,951
Exercisable at December 31, 2013	364,143	$6.76	4.8	$637,387

Schedule of Stock Option Valuation Assumptions

	For the years ended December 31,
	2013	2012
Number of options granted	37,500	25,000
Weighted average exercise price	$6.58	$6.00
Weighted average fair value of options	$3.19	$2.33
Expected life in years (1)	5.75	5.07
Expected volatility (2)	51.40%	43.61%
Risk-free interest rate (3)	1.24%	0.77%
Dividend yield (4)	0.17%	-%
(1)	The expected life of the options was estimated based on historical employee behavior and represents the period of time that options granted are expected to be outstanding.
(2)	The expected volatility of the Company’s stock price was based on the historical volatility over the period commensurate with the expected life of the options.
(3)	The risk-free interest rate is the U.S Treasury rate commensurate with the expected life of the options on the date of grant.
(4)	The expected dividend yield is the projected annual yield based on the grant date stock price.

Schedule of Information About Options Exercised

	For the years ended December 31,
	2013	2012
Number of options exercised	11,667	117,240
Total intrinsic value of options exercised	$15,367	$121,973
Cash received from options exercised	-	173,325
Tax deduction realized from options exercised	6,138	43,319

Schedule of Stock Options, by Exercise Price Range

	Options outstanding			Options exercisable
Range of exercise prices	Options outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Options exercisable	Weighted average exercise price
$0.00 - 4.00	119,750	5.4	$3.87	119,750	$3.87
4.01 - 8.00	249,175	6.8	6.52	164,343	6.55
8.01 - 12.00	35,399	0.9	10.13	35,399	10.13
12.01 - 16.00	44,651	3.1	12.62	44,651	12.62
Total	448,975	5.6	$6.70	364,143	$6.76

Schedule of Nonvested Share Activity

	Shares	Average grant date fair value
Nonvested restricted stock at December 31, 2012	90,975	$6.10
Granted	42,500	7.12
Vested	(31,200)	5.88
Forfeited	(6,650)	6.16
Nonvested restricted stock at December 31, 2013	95,625	$6.64

Restricted Stock Awards Activity

	For the years ended December 31,
	2013	2012
Number of shares granted	42,500	29,500
Average grant date fair value	$7.12	$6.07

Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocation of Share-based Compensation Costs

	For the years ended December 31,
	2013	2012
Compensation expense	$140,873	$148,996
Income tax benefit	56,265	54,458

Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocation of Share-based Compensation Costs

	For the years ended December 31,
	2013	2012
Compensation expense	$198,682	$160,509
Income tax benefit	79,354	64,107